Ordinary Shares (Tables)	6 Months Ended
Jun. 30, 2019
Ordinary Shares
Summary of ordinary shares transactions

	2019	2018
As at January 1	666,577	664,470
Share option exercises	—	856
As at June 30	666,577	665,326